UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: March 31, 2006

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	100 Pine Street
		Suite #2800
		San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco, California May 2, 2006

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		28

Form 13F Information Table Value Total:		$60,861
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS INC              COM              00724F101     2785 79688.000SH       SOLE                79688.000
AFLAC INC                      COM              001055102     2384 52830.979SH       SOLE                52830.979
ALTRIA GROUP INC               COM              022095103      850 12000.000SH       SOLE                12000.000
AMERICAN CENTURY EQUITY FUND   COM              025076100      126 15505.494SH       SOLE                15505.494
CANADIAN NATIONAL RAILWAY CO   COM              136375102     3501 77311.238SH       SOLE                77311.238
CERNER CORP                    COM              156782104     2909 61300.000SH       SOLE                61300.000
CHEVRON CORP                   COM              166764100     2570 44331.357SH       SOLE                44331.357
CISCO SYSTEMS INC              COM              17275R102     1595 73622.000SH       SOLE                73622.000
CONOCOPHILLIPS                 COM              20825C104     2410 38155.852SH       SOLE                38155.852
EXXON MOBIL CORP               COM              30231G102      401 6590.000 SH       SOLE                 6590.000
GENERAL ELECTRIC               COM              369604103      213 6119.000 SH       SOLE                 6119.000
INTEL CORP                     COM              458140100     1943 99844.408SH       SOLE                99844.408
ISHARES MSCI JAPAN INDEX FUND  COM              464286848     4616 320550.000SH      SOLE               320550.000
JOHNSON & JOHNSON              COM              478160104     2643 44636.196SH       SOLE                44636.196
LABORATORY CORP OF AMERICA     COM              50540r409     3804 65045.000SH       SOLE                65045.000
MEDIMMUNE INC                  COM              584699102     1615 44160.000SH       SOLE                44160.000
MEDTRONIC INC                  COM              585055106     2787 54910.678SH       SOLE                54910.678
MICROSOFT CORP                 COM              594918104     1915 70367.620SH       SOLE                70367.620
PG&E CORP                      COM              69331C108      336 8636.000 SH       SOLE                 8636.000
PRUDENTIAL FINANCIAL INC       COM              744320102     3220 42475.000SH       SOLE                42475.000
SLM CORP                       COM              78442P106     2777 53469.711SH       SOLE                53469.711
SUN MICROSYSTEMS INC           COM              866810104      502 97850.000SH       SOLE                97850.000
TARGET CORP                    COM              87612E106     3231 62117.347SH       SOLE                62117.347
WATERS CORPORATION             COM              941848103     2299 53275.000SH       SOLE                53275.000
WELLPOINT INC                  COM              94973V107     3022 39030.000SH       SOLE                39030.000
WELLS FARGO & COMPANY          COM              949746101      558 8735.000 SH       SOLE                 8735.000
WHOLE FOODS MARKET INC         COM              966837106     2785 41924.202SH       SOLE                41924.202
XTO ENERGY INC                 COM              98385X106     3064 70325.000SH       SOLE                70325.000